Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	BLACKROCK SERIES, INC.
Central Index Key	dei_EntityCentralIndexKey	0001062806
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012

BlackRock International Fund
Fund Overview Key Facts About BlackRock International Fund of BlackRock Series, Inc.
Investment Objective
The investment objective of BlackRock International Fund ("International Fund" or the "Fund"), a series of BlackRock Series, Inc. (the "Corporation"), is to seek long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of International Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock"). More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 35 of the Fund's prospectus and in the "Purchase of Shares" section on page II-58 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BlackRock International Fund	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.50%	[2]	1.00%	[3]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details About the Share Classes — Investor B Shares" in the Fund's prospectus for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BlackRock International Fund		Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1]	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	1.00%	none	0.50%
Other Expenses	[1][2]	0.75%	1.28%	0.78%	0.50%	0.61%
Administration Fees	[1]	0.25%	0.25%	0.25%	0.25%	0.25%
Miscellaneous Other Expenses	[1][2]	0.50%	1.03%	0.53%	0.25%	0.36%
Acquired Fund Fees and Expenses	[1][3]	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2][3]	1.75%	3.03%	2.53%	1.25%	1.86%
Fee Waivers and/or Expense Reimbursements	[1][4]	(0.36%)	(0.58%)	(0.10%)	(0.24%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][4]	1.39%	2.45%	2.43%	1.01%	1.71%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of International Fund and International Fund's share of the allocated expenses of BlackRock Master International Portfolio ("Master International Portfolio"). Management fees are paid by Master International Portfolio.
[2]	Other Expenses have been restated to reflect current fees.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in International Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees.
[4]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 50-55, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.38% (for Investor A Shares), 2.44% (for Investor B Shares), 2.42% (for Investor C Shares), 1.00% (for Institutional Shares) and 1.70% (for Class R Shares) until March 1, 2014. The agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BlackRock International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	659	979	1,359	2,421
Investor B Shares	698	1,174	1,687	2,958
Investor C Shares	346	768	1,327	2,850
Institutional Shares	103	348	639	1,468
Class R Shares	174	555	977	2,155

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - BlackRock International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor B Shares	248	824	1,487	2,958
Investor C Shares	246	768	1,327	2,850

Portfolio Turnover:
International Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 156% of the average value of its portfolio.

Principal Investment Strategies of the Fund
International Fund is a "feeder" fund that invests all of its assets in Master International Portfolio, a series of BlackRock Master LLC (the "Master LLC"), which has the same objective and strategies as the Fund. All investments are made at the level of Master International Portfolio. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Master International Portfolio. For simplicity, the sections of this prospectus relating to International Fund use the term "Fund" to include the underlying Master International Portfolio.

The Fund invests primarily in stocks of companies located outside the U.S.

The Fund may purchase common stock, preferred stock, convertible securities and other instruments. The Fund may invest in securities issued by companies of all sizes but will focus mainly on medium and large companies. Companies will be located in developed countries of Europe and the Far East, and in countries with emerging capital markets anywhere in the world. The Fund may invest up to 25% of its total assets in global fixed income securities, including corporate bonds, U.S. government debt securities, non-U.S. government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (high yield or junk bonds).

Fund management selects companies that it believes are undervalued or have good prospects for earnings growth. The Fund chooses investments predominantly using a "bottom up" investment style using a global sector-based investment process. The Fund's allocations to particular countries are based on Fund management's evaluation of individual companies.

Under normal circumstances, the Fund will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%) of its total assets in securities (i) of foreign government issuers, (ii) of issuers organized or located outside the United States, (iii) of issuers which primarily trade in a market located outside the United States, or (iv) of issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

Fund management may, when consistent with the Fund's investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).

Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in International Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.
■	Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Performance Information
The information shows you how International Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the MSCI All Country World Index Ex-U.S. Class R Shares commenced operations on August 15, 2011, therefore, the returns in the table for Class R Shares prior to commencement date are based on the Fund's Institutional Shares adjusted to reflect the applicable distribution and service (12b-1) fees. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's results can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Investor A Shares ANNUAL TOTAL RETURNS International Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 27.62% (quarter ended June 30, 2009) and the lowest return for a quarter was –22.50% (quarter ended September 30, 2008).

As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns - BlackRock International Fund	1 Year	5 Years	10 Years
Investor A Shares	(19.19%)	(4.04%)	2.84%
Investor A Shares Return After Taxes on Distributions	(19.32%)	(4.17%)	2.80%
Investor A Shares Return After Taxes on Distributions and Sale of Shares	(12.48%)	(3.46%)	2.48%
Investor B Shares	(19.48%)	(4.47%)	2.65%
Investor C Shares	(16.27%)	(3.71%)	2.62%
Institutional Shares	(14.38%)	(2.68%)	3.75%
Class R Shares	(14.84%)	(3.17%)	3.23%
MSCI All Country World Index Ex-U.S.(Reflects no deduction for fees, expenses or taxes)	(13.71%)	(2.92%)	6.31%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK SERIES, INC.
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
BlackRock International Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[2],[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.50%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[2],[3],[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.39%	[2],[5]
1 Year	rr_ExpenseExampleYear01	659
3 Years	rr_ExpenseExampleYear03	979
5 Years	rr_ExpenseExampleYear05	1,359
10 Years	rr_ExpenseExampleYear10	2,421
Annual Return 2002	rr_AnnualReturn2002	(17.43%)
Annual Return 2003	rr_AnnualReturn2003	28.09%
Annual Return 2004	rr_AnnualReturn2004	16.57%
Annual Return 2005	rr_AnnualReturn2005	12.17%
Annual Return 2006	rr_AnnualReturn2006	17.59%
Annual Return 2007	rr_AnnualReturn2007	11.71%
Annual Return 2008	rr_AnnualReturn2008	(43.54%)
Annual Return 2009	rr_AnnualReturn2009	37.52%
Annual Return 2010	rr_AnnualReturn2010	16.12%
Annual Return 2011	rr_AnnualReturn2011	(14.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.50%)
1 Year	rr_AverageAnnualReturnYear01	(19.19%)
5 Years	rr_AverageAnnualReturnYear05	(4.04%)
10 Years	rr_AverageAnnualReturnYear10	2.84%
BlackRock International Fund | Investor A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.32%)
5 Years	rr_AverageAnnualReturnYear05	(4.17%)
10 Years	rr_AverageAnnualReturnYear10	2.80%
BlackRock International Fund | Investor A Shares | Return After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.48%)
5 Years	rr_AverageAnnualReturnYear05	(3.46%)
10 Years	rr_AverageAnnualReturnYear10	2.48%
BlackRock International Fund | Investor B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.50%	[6]
Management Fee	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[2],[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	1.03%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.03%	[2],[3],[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.45%	[2],[5]
1 Year	rr_ExpenseExampleYear01	698
3 Years	rr_ExpenseExampleYear03	1,174
5 Years	rr_ExpenseExampleYear05	1,687
10 Years	rr_ExpenseExampleYear10	2,958
1 Year	rr_ExpenseExampleNoRedemptionYear01	248
3 Years	rr_ExpenseExampleNoRedemptionYear03	824
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,487
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,958
1 Year	rr_AverageAnnualReturnYear01	(19.48%)
5 Years	rr_AverageAnnualReturnYear05	(4.47%)
10 Years	rr_AverageAnnualReturnYear10	2.65%
BlackRock International Fund | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2],[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.53%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%	[2],[3],[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.43%	[2],[5]
1 Year	rr_ExpenseExampleYear01	346
3 Years	rr_ExpenseExampleYear03	768
5 Years	rr_ExpenseExampleYear05	1,327
10 Years	rr_ExpenseExampleYear10	2,850
1 Year	rr_ExpenseExampleNoRedemptionYear01	246
3 Years	rr_ExpenseExampleNoRedemptionYear03	768
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,327
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,850
1 Year	rr_AverageAnnualReturnYear01	(16.27%)
5 Years	rr_AverageAnnualReturnYear05	(3.71%)
10 Years	rr_AverageAnnualReturnYear10	2.62%
BlackRock International Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[2],[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[2],[3],[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.01%	[2],[5]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	348
5 Years	rr_ExpenseExampleYear05	639
10 Years	rr_ExpenseExampleYear10	1,468
1 Year	rr_AverageAnnualReturnYear01	(14.38%)
5 Years	rr_AverageAnnualReturnYear05	(2.68%)
10 Years	rr_AverageAnnualReturnYear10	3.75%
BlackRock International Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[2],[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[2],[3],[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.71%	[2],[5]
1 Year	rr_ExpenseExampleYear01	174
3 Years	rr_ExpenseExampleYear03	555
5 Years	rr_ExpenseExampleYear05	977
10 Years	rr_ExpenseExampleYear10	2,155
1 Year	rr_AverageAnnualReturnYear01	(14.84%)
5 Years	rr_AverageAnnualReturnYear05	(3.17%)
10 Years	rr_AverageAnnualReturnYear10	3.23%
BlackRock International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock International Fund of BlackRock Series, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of BlackRock International Fund ("International Fund" or the "Fund"), a series of BlackRock Series, Inc. (the "Corporation"), is to seek long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of International Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock"). More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 35 of the Fund's prospectus and in the "Purchase of Shares" section on page II-58 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
International Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 156% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	156.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of International Fund and International Fund's share of the allocated expenses of BlackRock Master International Portfolio ("Master International Portfolio"). Management fees are paid by Master International Portfolio
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in International Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
International Fund is a "feeder" fund that invests all of its assets in Master International Portfolio, a series of BlackRock Master LLC (the "Master LLC"), which has the same objective and strategies as the Fund. All investments are made at the level of Master International Portfolio. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Master International Portfolio. For simplicity, the sections of this prospectus relating to International Fund use the term "Fund" to include the underlying Master International Portfolio.

The Fund invests primarily in stocks of companies located outside the U.S.

The Fund may purchase common stock, preferred stock, convertible securities and other instruments. The Fund may invest in securities issued by companies of all sizes but will focus mainly on medium and large companies. Companies will be located in developed countries of Europe and the Far East, and in countries with emerging capital markets anywhere in the world. The Fund may invest up to 25% of its total assets in global fixed income securities, including corporate bonds, U.S. government debt securities, non-U.S. government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (high yield or junk bonds).

Fund management selects companies that it believes are undervalued or have good prospects for earnings growth. The Fund chooses investments predominantly using a "bottom up" investment style using a global sector-based investment process. The Fund's allocations to particular countries are based on Fund management's evaluation of individual companies.

Under normal circumstances, the Fund will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%) of its total assets in securities (i) of foreign government issuers, (ii) of issuers organized or located outside the United States, (iii) of issuers which primarily trade in a market located outside the United States, or (iv) of issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

Fund management may, when consistent with the Fund's investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in International Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.
■	Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information shows you how International Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the MSCI All Country World Index Ex-U.S. Class R Shares commenced operations on August 15, 2011, therefore, the returns in the table for Class R Shares prior to commencement date are based on the Fund's Institutional Shares adjusted to reflect the applicable distribution and service (12b-1) fees. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's results can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how International Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS International Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten-year period shown in the bar chart, the highest return for a quarter was 27.62% (quarter ended June 30, 2009) and the lowest return for a quarter was –22.50% (quarter ended September 30, 2008).

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/11 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

BlackRock International Fund | MSCI All Country World Index Ex-U.S.(Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
10 Years	rr_AverageAnnualReturnYear10	6.31%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of International Fund and International Fund's share of the allocated expenses of BlackRock Master International Portfolio ("Master International Portfolio"). Management fees are paid by Master International Portfolio.
[3]	Other Expenses have been restated to reflect current fees.
[4]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in International Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees.
[5]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 50-55, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.38% (for Investor A Shares), 2.44% (for Investor B Shares), 2.42% (for Investor C Shares), 1.00% (for Institutional Shares) and 1.70% (for Class R Shares) until March 1, 2014. The agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[6]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details About the Share Classes — Investor B Shares" in the Fund's prospectus for the complete schedule of CDSCs.)
[7]	There is no CDSC on Investor C Shares after one year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012